Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 9 – Related Party Transactions

The Company’s current Chief Executive Officer owns less than 5% of Oddin.gg, a vendor of the Company. For the three and nine months ended March 31, 2023, the Company incurred charges of $0 and $72,107, respectively, and for the three and nine months ended March 31, 2022, the Company incurred charges of $22,073 and $52,791, respectively, related to the vendor. The Company owed $47,754 and $3,359 to the vendor as of March 31, 2023 and June 30, 2022, respectively.

The Company reimbursed the former Chief Executive Officer for office rent and related expenses. The Company incurred charges owed to the former Chief Executive Officer for office expense reimbursement of $0 and $1,200 for the three months and nine months ended March 31, 2023, respectively, and $1,200 and $3,600 for the three months and nine months ended March 31, 2022, respectively. As of March 31, 2023 and 2022, there were no amounts payable to the former Chief Executive Officer. The former Chief Executive Officer was terminated for cause by the Board from his position as Chief Executive Officer on December 3, 2022. The former Chief Executive Officer resigned from the Board on December 23, 2022.

The Company retained the services of its former Chief Financial Officer and Chief Operating Officer through a consultancy agreement dated April 2, 2022 and an employment agreement dated April 2, 2022. The Company remitted monthly payments to its former Chief Financial Officer and Chief Operating Officer of NZD 36,995 ($23,169 translated using the exchange rate in effect at March 31, 2023) under the consultancy agreement and $500 per month under the employment agreement. The former Chief Financial Officer and Chief Operating Officer resigned from his roles on December 31, 2022. He will continue on in his role as a Director of the Company. As of March 31, 2023 and 2022, related to these expenses there were no amounts payable to the former Chief Financial Officer and Chief Operating Officer.

On May 4, 2017, the Company entered into a services agreement and a referral agreement with Contact Advisory Services Ltd., an entity that is partly owned by a member of the Board of Directors. The Company incurred general and administrative expenses of $4,255 and $1,857 for the three months ended March 31, 2023 and 2022, respectively, in accordance with these agreements. The Company incurred general and administrative expenses of $10,776 and $22,139 for nine months ended March 31, 2023 and 2022, respectively, in accordance with these agreements As of March 31, 2023 and 2022, there were $11,549 and $0 payable to Contact Advisory Services Ltd, respectively.

The Company had retained services from a former member of its Board who remained as an advisor to the Company with an annual fee of $60,000. The member was previously retained through a consultancy agreement dated August 1, 2020 and an employment agreement dated June 15, 2020. The consultancy agreement required payments of £18,000 ($22,225 translated using the exchange rate in effect at March 31, 2023) per month to the firm that is controlled by this member of the Board. The individual also received payroll of $500 per month through the employment agreement as Chief Operating Officer. The member resigned from the Board and from his role as Chief Operating Officer on May 31, 2022 and the consultancy agreement and the employment agreement were terminated.

During the year ended June 30, 2021, the Company engaged in transactions with Tilt, LLC a game center operator controlled by the head of GGC. For the three months ended March 31, 2022 the Company had net sales to Tilt, LLC in the amount of $22,977 for game center equipment, and amounts paid to Tilt, LLC of $11,200 for equipment leased, $4,478 for services and $2,631 for cryptocurrency mining. For the nine months ended March 31, 2022 the Company had net sales to Tilt, LLC in the amount of $222,599 for game center equipment, and amounts paid to Tilt, LLC of $33,600 for equipment leased, $16,589 for services and $19,214 for cryptocurrency mining. The individual was no longer employed by the Company during the nine months ended March 31, 2023.

Note 10 – Related Party Transactions

The Company’s recently appointed CEO (Note 21) owns less than 5% of Oddin.gg, a vendor of the Company, that was owed $63,010 and $9,480 by the Company as of June 30, 2022 and 2021, respectively.

The Company reimburses the Chief Executive Officer for office rent and related expenses. The Company incurred charges owed to the Chief Executive Officer for office expense reimbursement of $4,800 for both years ended June 30, 2022 and 2021. As of June 30, 2022 and 2021, there were no amounts payable to the Chief Executive Officer.

On May 4, 2017, the Company entered into a services agreement and a referral agreement with Contact Advisory Services Ltd., an entity that is partly owned by a member of the Board of Directors. The Company incurred general and administrative expenses of $26,148 and $96,020 for years ended June 30, 2022 and 2021, respectively, in accordance with these agreements. As of June 30, 2022 and 2021, there were no amounts payable to Contact Advisory Services Ltd.

The Company retained services from a member of its Board of Directors through a consultancy agreement dated August 1, 2020 and an employment agreement dated June 15, 2020. The consultancy agreement required payments of £18,000 ($21,920 translated using the exchange rate in effect at June 30, 2022) per month to the firm that is controlled by this member of the Board of Directors. The individual also received payroll of $500 per month through the employment agreement as Chief Operating Officer. The member resigned from the Board of Directors and from his role as Chief Operating Officer on May 31, 2022 and the consultancy agreement and the employment agreement were terminated. The member remained as an advisor to the Company with an annual fee of $60,000.

The Company retained the services of its Chief Financial Officer through a consultancy agreement dated April 2, 2022 and an employment agreement dated April 2, 2022. The Company remits monthly payments to its Chief Financial Officer of NZD 36,995 ($23,524 translated using the exchange rate in effect at June 30, 2022) under the consultancy agreement and $500 per month under the employment agreement. In connection with this appointment the Company provided a one-time issuance of 2,000 shares of Common Stock to the Chief Financial Officer.

During the year ended June 30, 2022, the Company engaged in transactions with Tilt, LLC a game center operator controlled by the head of GGC. This included net sales Tilt, LLC in the amount of $222,559 for game center equipment, and amounts paid to Tilt, LLC of $33,600 for equipment leased, $16,589 for services, $20,128 for cryptocurrency mining and $140,000 for purchases of computer inventory.